SHARE BASED COMPENSATION EXPENSES (Details Narrative) - USD ($)														12 Months Ended
	Jan. 01, 2023	Jul. 01, 2022	Apr. 28, 2022	Mar. 03, 2022	Jan. 01, 2022	Sep. 15, 2021	Sep. 07, 2021	Apr. 15, 2020	Apr. 15, 2020	Dec. 19, 2019	Nov. 08, 2019	Feb. 01, 2019	Jan. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 23, 2022	Jan. 24, 2022
Weighted average exercise price
Net shares received upon exercise				199,259
Share-based payment arrangement, noncash expense															$ 526,496	$ 1,288,583
Price per share														$ 2.71	$ 4.66			$ 14.94	$ 3.64
Stock issued during period, shares, new issues											6,000,000
Issuance of Stock and Warrants for Services or Claims															$ 210,773	$ 225,776
Common Stock [Member]
Non-employee share-based compensation, shares															62,105
Stock issued during period, shares, new issues															458,375
ARC Group Ltd [Member]
Non-employee share-based compensation, shares									31,818
ARC Group Ltd [Member] | Common Stock [Member]
Non-employee share-based compensation, shares									31,818
TraDigital Marketing Group, Inc [Member]
Non-employee share-based compensation, shares									12,500
Share based compensation fair value per share									$ 3.51
TraDigital Marketing Group, Inc [Member] | Common Stock [Member]
Non-employee share-based compensation, shares						5,000		12,500
Price per share						$ 5.01
Frank Ingriselli [Member] | Common Stock [Member]
Non-employee share-based compensation, shares							35,000
Price per share							$ 4.96
Srax Inc [Member]
Closing price			$ 19.00
Stock issued during period, shares, new issues			2,105
Management [Member]
Options granted to purchase ordinary shares										637,500
Weighted average exercise price										$ 11.00
Executive Officer [Member]
Vested options exercised				437,500
Frank Ingriselli [Member]
Closing price					$ 2.85
Frank Ingriselli [Member] | Employment Agreement [Member]
Vested options exercised	30,000	30,000
Number of restricted stock, shares					60,000
Incentive Share Option [Member]
Options granted to purchase ordinary shares												1,700,000
Stock issued, reverse stock splits												637,500	1,700,000